Leases - Schedule of total rental related expenses (Detail) - Dec. 31, 2022 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2023	¥ 39,605	$ 5,742
2024	10,035	1,455
2025	3,746	543
Total future lease payments	53,386	7,740
Less: imputed interest	(2,599)	(376)
Total lease liability balance	¥ 50,787	$ 7,364